Income Taxes - Schedule of Reconciliation of Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income taxes at UK statutory rate of 19%	$ (26,609)	$ (18,277)	$ (10,215)
R&D expenditure		5,756	5,805
Foreign rate differential	69	42	33
Change in valuation allowance	40,508	15,691	4,481
U.S. state income taxes	21	(13)	19
Change in tax rates	(16,777)
Other	3,130	(3,070)	18
Total income tax expense:	$ 342	$ 129	$ 141